Postretirement Benefit Plans - Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 17	$ 12	$ 10
Interest cost	14	11	13
Fair value of plan assets at end of year	172
Accumulated Other Comprehensive Income (Loss) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total AOCI at beginning of year	42	70
Net actuarial loss (gain)	54	(21)
Exchange rate differences	(5)	(7)
Total AOCI at end of year	91	42	70
Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation at beginning of year	561	447
Service cost	17	12
Interest cost	14	11
Actuarial (gains) and losses	53	(18)
Curtailments and settlements	(15)	(16)
Benefits paid	(21)	(14)
Pension liabilities held-for-sale	(28)
Benefit obligation assumed in acquisitions		177
Exchange rate differences	(17)	(38)
Projected benefit obligation at end of year	564	561	447
Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets at beginning of year	190	157
Actual return on plan assets	3	7
Employer contributions	21	10
Curtailments and settlements	(15)	(12)
Benefits paid	(21)	(14)
Pension assets held-for-sale	(2)
Plan assets acquired in acquisitions		56
Exchange rate differences	(4)	(14)
Fair value of plan assets at end of year	172	190	$ 157
Funded Plans with Assets Less than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded status	(392)	(371)
Classification of Funded Status [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension cost within other non-current assets		4
Accrued pension cost within other non-current liabilities	(380)	(368)
Accrued pension cost within accrued liabilities	(12)	(7)
Funded status	(392)	(371)
Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligations	524	518
Plans with Assets Less Than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets, Funded plans	171	73
Accumulated benefit obligations, Funded plans	327	209
Projected benefit obligations, Funded plans	357	243
Accumulated benefit obligations, Unfunded plans	195	196
Projected benefit obligations, Unfunded plans	$ 204	$ 204